Note 14 Derivatives Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Disclousre of derivative financial assets held for hedging [Line Items]
Derivative financial assets held for hedging	€ 1,530,000,000	€ 1,991,000,000
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	23,000,000	51,000,000
Derivative financial liabilities held for hedging	2,384,000,000	2,318,000,000
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	€ 0	€ 0